UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset High Yield Fund
Class A [WAYAX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$50	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$234,472,483
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	410
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7824-STSR-0126

Western Asset High Yield Fund
Class C [WAYCX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$88	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$234,472,483
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	410
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7823-STSR-0126

Western Asset High Yield Fund
Class R [WAYRX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$67	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$234,472,483
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	410
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7822-STSR-0126

Western Asset High Yield Fund
Class I [WAHYX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$39	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$234,472,483
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	410
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7258-STSR-0126

Western Asset High Yield Fund
Class IS [WAHSX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$34	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$234,472,483
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	410
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7227-STSR-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
High Yield Fund
Financial Statements and Other Important Information
Semi-Annual  | November 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 79.1%
Communication Services — 11.9%
Diversified Telecommunication Services — 1.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$227,587 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,400,000	935,907 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	382,000	364,407 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	170,000	174,619 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	631,482	615,035 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	585,276	571,065 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	319,000	300,962 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	250,000	254,838 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	710,000	734,652 (a)
Total Diversified Telecommunication Services				4,179,072
Entertainment — 1.6%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	572,000 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	840,000	755,501 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	440,000	458,454 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	700,000	707,445 (a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,500,000	1,201,185
Total Entertainment				3,694,585
Media — 7.0%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	400,000	419,981 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	490,000	450,714 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	4,140,000	3,511,995 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	425,150
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	490,000	510,395 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	50,000	49,520 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	440,000	437,428 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,187,000	1,163,141
DISH DBS Corp., Senior Notes	5.125%	6/1/29	180,000	152,511
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	1,044,555 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	750,000	$783,784 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,325,000	1,462,058
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	459,036	477,150 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	70,000	67,261 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	370,000	378,324 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	730,000	757,236 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	500,000	501,255 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	60,000	55,571 (a)
iHeartCommunications Inc., Senior Secured Notes	7.000%	1/15/31	192,000	155,520 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	1,847,654	2,061,289 (a)(b)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	180,000	185,911 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	380,000	403,720 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	430,000	442,079 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	200,000	177,206 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	320,000	326,609 (a)
Total Media				16,400,363
Wireless Telecommunication Services — 1.5%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,770,000	1,248,808 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	308,159 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,270,000	719,379 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	336,209 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	430,000	397,179 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	490,000	488,586 (a)
Total Wireless Telecommunication Services				3,498,320

Total Communication Services				27,772,340
Consumer Discretionary — 14.0%
Automobile Components — 2.7%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	280,000	290,131 (a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	860,000	825,005
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	790,000	$798,444 (a)
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	110,000	110,758 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	570,000	592,943 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	210,780 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	590,000	624,061 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,020,000	1,064,856 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	330,000	326,998 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	570,000	564,361 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	890,000	846,287 (a)
Total Automobile Components				6,254,624
Automobiles — 1.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,500,000	1,318,213
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	870,000	816,702 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,620,000	2,211,731 (a)
Total Automobiles				4,346,646
Diversified Consumer Services — 0.4%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	348,000	347,561 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000	527,299 (a)
Total Diversified Consumer Services				874,860
Hotels, Restaurants & Leisure — 6.5%
Carnival Corp., Senior Notes	5.125%	5/1/29	160,000	161,439 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	330,000	340,042 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,750,000	1,803,750 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,042,500 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000	1,366,959
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	320,000	327,164 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	590,000	593,994 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.658%	7/16/35	1,232,000 GBP	1,439,798 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	370,000	358,896 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	550,000	573,418 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	550,000	544,978 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	1,610,000	1,591,996 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	860,000	$873,622 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	188,833
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	500,000	502,889 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,000,000	1,073,381 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	840,000	854,143 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000	391,967 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	49,000	49,022 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	220,000	221,250 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	940,527 (a)
Total Hotels, Restaurants & Leisure				15,240,568
Household Durables — 0.6%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	570,000	574,930 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	310,000	323,478 (a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	40,000	38,626 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	550,000	557,923 (a)
Total Household Durables				1,494,957
Specialty Retail — 2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	206,165 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,540,000	1,457,073 (a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	430,000	392,485 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,050,000	994,632 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	550,000	575,970
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,110,000	1,085,174 (a)
Total Specialty Retail				4,711,499

Total Consumer Discretionary				32,923,154
Consumer Staples — 0.4%
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	383,364 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — 0.2%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	480,000	$462,101 (a)

Total Consumer Staples				845,465
Energy — 11.6%
Energy Equipment & Services — 1.3%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	760,000	742,661 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	571,802 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,050,000	1,100,389 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	600,000	600,168 (a)
Total Energy Equipment & Services				3,015,020
Oil, Gas & Consumable Fuels — 10.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	570,000	573,200 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,080,000	1,149,226 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	440,000	443,942 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	880,000	909,095 (a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	585,549 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	20,000	19,489 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,480,000	1,460,671 (a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	53,567 (a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	461,370 (a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	170,500 (d)(e)
Granite Ridge Resources Inc., Senior Notes	8.875%	10/31/29	1,390,000	1,334,400 (a)(f)(g)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	440,000	464,766 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	580,000	594,984 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.639%	9/30/29	1,229,730	1,278,919 (a)(d)(f)(g)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	710,000	691,558 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	190,000	192,561 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	500,000	501,991 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	272,000	$293,525 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	970,000	1,010,862 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	40,000	41,026 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	152,891
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	836,984
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	227,100 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	170,000	178,574 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	230,000	237,517 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	1,167,000	1,188,286 (a)(d)(e)
Sunoco LP, Senior Notes	5.625%	3/15/31	570,000	573,599 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	270,000	280,429 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	458,805 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	559,315 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	148,974 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,620,000	2,232,173 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,210,000	1,260,526 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	280,000	305,288 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	90,000	100,331 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,820,000	1,908,820 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	1,250,000	1,185,459 (a)
Total Oil, Gas & Consumable Fuels				24,066,272

Total Energy				27,081,292
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 9.8%
Banks — 2.7%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	$966,386 (d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	471,555 (d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	740,338 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	257,981 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	210,000	215,127 (d)(e)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	660,000	683,482 (d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	320,000	330,828 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	293,875 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	1,048,555 (d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	470,000	495,741 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	759,098 (d)
Total Banks				6,262,966
Capital Markets — 1.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	419,794 (d)(e)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	700,000	622,947 (a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	0 *(f)(g)(h)
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	380,000	$393,657 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	480,000	508,801 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	420,000	429,702 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	220,000	225,680 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	236,532 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	572,407 (a)(d)(e)
Total Capital Markets				3,409,520
Consumer Finance — 0.6%
FirstCash Inc., Senior Notes	5.625%	1/1/30	320,000	322,259 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	489,291 (a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	350,000	344,946 (a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	365,664 (a)
Total Consumer Finance				1,522,160
Financial Services — 3.4%
Block Inc., Senior Notes	6.000%	8/15/33	530,000	545,114 (a)
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	520,000	552,617 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	330,000	343,322 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	240,000	244,938 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,230,000	1,296,707 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	320,000	325,807 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	30,000	31,401 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	680,000	735,510 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	590,000	612,917 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	350,256 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,344,493 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	411,273	$335,334 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	360,000	378,701 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	114,370 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	857,740 (a)
Total Financial Services				8,069,227
Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	210,000	215,272 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	550,000	555,142 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	340,000	347,834 (a)
Total Insurance				1,118,248
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	200,000	194,469 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	530,000	532,514 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	750,000	795,661 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	210,000	222,818 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	910,000	937,767 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,683,229

Total Financials				23,065,350
Health Care — 7.3%
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	421,359 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	440,000	427,465 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	590,000	610,986 (a)
Total Health Care Equipment & Supplies				1,459,810
Health Care Providers & Services — 4.2%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	300,000	277,500 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,110,000	1,002,800 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	810,000	765,884 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,330,000	$1,438,229 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	850,000	905,020 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	756,033
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,498,303 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	110,000	121,231 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,100,000	1,159,857 (a)
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	1,430,000	1,477,487 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	310,415 (a)
Total Health Care Providers & Services				9,712,759
Health Care Technology — 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	318,113 (a)
Pharmaceuticals — 2.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,150,000	1,189,893 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	787,900 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	323,807 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	300,000	0 *(f)(g)(h)
Par Pharmaceutical Inc., Escrow	—	—	800,000	0 *(f)(g)(h)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	411,865
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	449,000	449,220
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	219,154
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	748,640
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	1,490,000	1,547,593
Total Pharmaceuticals				5,678,072

Total Health Care				17,168,754
Industrials — 11.1%
Aerospace & Defense — 1.6%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	560,000	581,641 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	220,000	227,319 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	110,000	114,481 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	280,000	302,636 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,056,000	1,126,143 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Bombardier Inc., Senior Notes	7.000%	6/1/32	650,000	$685,671 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	140,000	147,818 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	230,000	241,418 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	300,000	312,187 (a)
Total Aerospace & Defense				3,739,314
Building Products — 1.3%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	234,848 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	516,447 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	690,000	705,303 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	369,262 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,100,000	1,143,142 (a)
Total Building Products				2,969,002
Commercial Services & Supplies — 2.6%
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	452,577 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,100,000	1,162,879
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,220,000	1,339,631
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	170,000	179,735
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	554,296 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	470,000	475,481 (a)
Reworld Holding Corp., Senior Notes	4.875%	12/1/29	340,000	322,478 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,050,000	1,060,226 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	510,000	524,708 (a)
Total Commercial Services & Supplies				6,072,011
Construction & Engineering — 1.5%
AECOM, Senior Notes	6.000%	8/1/33	770,000	792,110 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	350,000	368,049 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,070,000	1,076,687 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,110,000	1,235,084 (a)
Total Construction & Engineering				3,471,930
Electrical Equipment — 0.1%
Gates Corp., Senior Notes	6.875%	7/1/29	320,000	333,878 (a)
Ground Transportation — 0.8%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,180,000	1,098,124 (a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	381,954
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	317,226 (a)
Total Ground Transportation				1,797,304
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — 1.2%
ATS Corp., Senior Notes	4.125%	12/15/28	600,000	$582,746 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	530,000	546,666 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	560,000	571,455 (a)
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	493,065 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	520,000	524,868
Total Machinery				2,718,800
Marine Transportation — 0.1%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	330,000	336,610 (a)
Passenger Airlines — 1.1%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	635,182 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	970,000	1,013,911 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	610,000	617,643 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	370,000	365,728 (a)
Total Passenger Airlines				2,632,464
Trading Companies & Distributors — 0.8%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	350,000	367,686 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	410,000	434,366 (a)
United Rentals North America Inc., Senior Notes	5.375%	11/15/33	520,000	521,678 (a)(i)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	650,000	679,672 (a)
Total Trading Companies & Distributors				2,003,402

Total Industrials				26,074,715
Information Technology — 4.4%
Communications Equipment — 1.2%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,062,000	1,062,818 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	660,000	670,105 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	300,000	318,975 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	820,000	778,437 (a)
Total Communications Equipment				2,830,335
Electronic Equipment, Instruments & Components — 0.6%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	420,000	432,479 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	890,000	908,001 (a)
Total Electronic Equipment, Instruments & Components				1,340,480
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — 0.7%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	420,000	$405,824 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	610,000	563,372 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	70,000	63,430 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	550,000	572,543 (a)
Total IT Services				1,605,169
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	790,000	805,223 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	560,000	581,046 (a)
Total Semiconductors & Semiconductor Equipment				1,386,269
Software — 1.0%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	520,000	536,933 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	560,000	590,916 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	400,000	399,676 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	366,866 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	320,000	330,090 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	694,200	284,162 (a)
Total Software				2,508,643
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	340,000	361,835 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	290,000	299,336 (a)
Total Technology Hardware, Storage & Peripherals				661,171

Total Information Technology				10,332,067
Materials — 3.4%
Chemicals — 0.3%
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	560,000	557,667
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	190,000	197,074 (a)
Total Chemicals				754,741
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	170,000	170,526 (a)
Metals & Mining — 3.0%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	370,000	384,103 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	610,000	645,504 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,080,000	1,134,627 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,220,000	2,341,052 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	460,000	$474,798 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,461,931
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	580,000	587,988 (a)
Total Metals & Mining				7,030,003

Total Materials				7,955,270
Real Estate — 2.6%
Diversified REITs — 1.0%
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	240,000	231,344 (a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	480,000	464,282
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	112,172
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	269,771
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	270,000	285,588 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC, Senior Notes	6.500%	2/15/29	1,100,000	1,045,103 (a)
Total Diversified REITs				2,408,260
Health Care REITs — 0.7%
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	383,966
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	819,304
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	470,000	478,347 (a)
Total Health Care REITs				1,681,617
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	225,332 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	620,000	647,878 (a)
Total Real Estate Management & Development				873,210
Specialized REITs — 0.5%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	880,000	898,377 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	260,000	263,158 (a)
Total Specialized REITs				1,161,535

Total Real Estate				6,124,622
Utilities — 2.6%
Electric Utilities — 2.0%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	330,000	339,890 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
NRG Energy Inc., Senior Notes	5.750%	1/15/34	360,000	$363,127 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,760,000	1,788,542 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	740,000	765,537 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	500,000	531,408 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	870,000	915,570 (a)
Total Electric Utilities				4,704,074
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	278,554 (a)
Independent Power and Renewable Electricity Producers — 0.5%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	520,000	552,241 (a)
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	585,544
Total Independent Power and Renewable Electricity Producers				1,137,785

Total Utilities				6,120,413
Total Corporate Bonds & Notes (Cost — $182,114,581)				185,463,442
Asset-Backed Securities — 7.3%
Abry Liquid Credit CLO Ltd., 2025-2A D (3 mo. Term SOFR + 3.150%)	6.937%	1/15/39	390,000	390,390 (a)(d)(i)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.703%	10/22/37	450,000	448,737 (a)(d)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.284%	1/20/35	410,000	407,973 (a)(d)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.384%	1/20/35	530,000	525,539 (a)(d)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.634%	10/20/34	290,000	290,124 (a)(d)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.984%	1/20/38	460,000	462,300 (a)(d)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.170%	1/15/39	300,000	300,658 (a)(d)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	6.960%	10/23/34	650,000	649,350 (a)(d)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.757%	11/22/34	450,000	452,228 (a)(d)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.784%	10/20/37	280,000	281,246 (a)(d)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	7.205%	4/15/35	400,000	400,948 (a)(d)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	7.037%	10/18/38	390,000	390,510 (a)(d)(i)
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	6.884%	10/20/37	370,000	$371,610 (a)(d)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.408%	1/25/35	280,000	280,698 (a)(d)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.822%	7/25/36	280,000	281,395 (a)(d)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.905%	10/15/37	400,000	402,661 (a)(d)
Galaxy CLO Ltd., 2018-25A D1RR (3 mo. Term SOFR + 2.700%)	6.558%	4/25/36	300,000	299,986 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2020-8A DRR (3 mo. Term SOFR + 2.900%)	6.784%	10/20/34	290,000	291,005 (a)(d)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.382%	4/17/34	230,000	230,830 (a)(d)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.108%	7/25/34	320,000	318,147 (a)(d)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.358%	1/25/35	510,000	511,764 (a)(d)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.558%	1/25/38	570,000	566,842 (a)(d)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.782%	10/15/37	490,000	489,858 (a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.286%	7/15/31	250,000	250,890 (a)(d)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	310,000	313,514 (a)(d)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.034%	7/20/36	320,000	321,504 (a)(d)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.155%	10/15/37	570,000	574,560 (a)(d)
Obra CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 3.400%)	7.284%	1/20/38	800,000	808,943 (a)(d)
Ocean Trails CLO Ltd., 2024-16A D1 (3 mo. Term SOFR + 3.300%)	7.184%	1/20/38	700,000	703,688 (a)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.734%	7/19/37	330,000	331,392 (a)(d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.834%	7/20/37	460,000	461,480 (a)(d)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	6.905%	4/15/31	380,000	382,457 (a)(d)
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	6.815%	8/8/32	440,000	$442,451 (a)(d)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.884%	4/20/38	540,000	542,908 (a)(d)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.458%	1/25/37	660,000	655,050 (a)(d)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.805%	7/15/40	470,000	472,355 (a)(d)
Symphony CLO Ltd., 2020-22A DR (3 mo. Term SOFR + 3.300%)	7.184%	4/18/33	250,000	250,699 (a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	7.746%	4/19/34	250,000	247,936 (a)(d)
Trestles CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.297%	6/11/35	330,000	331,844 (a)(d)
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	6.916%	7/15/31	430,000	431,548 (a)(d)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.507%	1/24/39	230,000	230,660 (a)(d)
Whitebox CLO Ltd., 2025-5A D1 (3 mo. Term SOFR + 2.850%)	7.104%	7/20/38	320,000	321,700 (a)(d)

Total Asset-Backed Securities (Cost — $16,996,991)				17,120,378
Senior Loans — 6.5%
Communication Services — 0.9%
Entertainment — 0.2%
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	5.868%	11/21/31	588,525	591,088 (d)(j)(k)
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	129,335	126,150 (d)(j)(k)
X Corp., Term Loan B3	9.500%	10/26/29	760,000	754,380 (j)(k)
Total Interactive Media & Services				880,530
Media — 0.3%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	960,809	638,938 (b)(j)(k)
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	9.234%	6/4/29	10,600	10,616 (d)(j)(k)
Total Media				649,554

Total Communication Services				2,121,172
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 1.7%
Automobile Components — 0.6%
ABC Technologies Inc., Term Loan B (1 mo. Term SOFR + 8.250%)	12.166%	1/2/40	780,331	$780,332 (d)(f)(g)(j)(k)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.416%	5/6/30	495,009	495,937 (d)(j)(k)
First Brands Group LLC, 2021 First Lien Term Loan (1 mo. Term SOFR + 7.114%)	11.099%	3/30/27	169,929	58,626 (d)(j)(k)(l)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.984%	6/29/26	54,312	22,251 (d)(j)(k)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.984%	6/29/26	43,935	46,437 (d)(j)(k)(l)
Total Automobile Components				1,403,583
Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.803%	6/24/30	537,390	479,427 (d)(j)(k)
Hotels, Restaurants & Leisure — 0.7%
Light & Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.209%	4/14/29	243,178	244,039 (d)(j)(k)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (3 mo. Term SOFR + 4.750%)	8.735%	10/1/32	412,309	412,824 (d)(j)(k)
Peninsula Pacific Entertainment LLC, Delayed Draw Term Loan Facility B	—	10/1/32	96,691	96,812 (m)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	5.916%	3/14/31	856,950	858,900 (d)(j)(k)
Total Hotels, Restaurants & Leisure				1,612,575
Specialty Retail — 0.2%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	7.513%	3/3/28	610,000	601,698 (d)(j)(k)(l)

Total Consumer Discretionary				4,097,283
Financials — 0.7%
Financial Services — 0.2%
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	5.916%	10/31/31	243,210	244,385 (d)(j)(k)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.916%	7/31/31	150,000	150,141 (d)(j)(k)
Total Financial Services				394,526
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.016%	8/19/28	1,149,759	$1,149,936 (d)(j)(k)

Total Financials				1,544,462
Health Care — 0.7%
Health Care Providers & Services — 0.5%
EyeCare Partners LLC, Term Loan B (8.580% Cash and 3.610% PIK)	8.580%	11/30/28	617,115	312,090 (b)(d)(j)(k)
Global Medical Response Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.384%	10/1/32	580,000	583,700 (d)(j)(k)
LifePoint Health Inc., Term Loan B	7.655- 7.709%	5/16/31	222,264	223,168 (d)(j)(k)
Total Health Care Providers & Services				1,118,958
Health Care Technology — 0.2%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.734%	5/1/31	462,973	446,191 (d)(j)(k)

Total Health Care				1,565,149
Industrials — 1.3%
Building Products — 0.2%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.166%	2/10/32	527,350	528,597 (d)(j)(k)
Commercial Services & Supplies — 0.2%
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	9.012%	4/11/29	302,250	295,827 (d)(j)(k)
Ground Transportation — 0.2%
Genesee & Wyoming Inc., Initial Term Loan B (3 mo. Term SOFR + 1.750%)	5.752%	4/10/31	504,900	504,650 (d)(j)(k)
Passenger Airlines — 0.4%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	939,578	383,066 (f)(g)(l)
Spirit Airlines LLC, New Money Term Loan	—	1/2/40	219,976	219,702 (l)
Spirit Airlines LLC, Second New Money Term Loan	—	7/14/26	54,430	48,850 (l)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 2.000%)	5.954%	2/22/31	231,450	232,484 (d)(j)(k)
Total Passenger Airlines				884,102
Professional Services — 0.3%
Dayforce Inc., Term Loan B	—	10/7/32	740,000	738,905 (l)

Total Industrials				2,952,081
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 1.0%
Software — 1.0%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.916%	2/19/29	790,000	$714,950 (d)(j)(k)
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.916%	9/8/32	390,000	390,487 (d)(j)(k)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	1,286,775	1,327,952 (j)(k)
Total Software				2,433,389
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	11.622%	6/16/26	35,788	35,017 (d)(j)(k)

Total Information Technology				2,468,406
Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	548,918	547,124 (f)(g)(j)(k)

Total Senior Loans (Cost — $16,342,372)				15,295,677
Collateralized Mortgage Obligations(n) — 3.3%
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.905%	4/15/34	1,100,000	1,074,048 (a)(d)
BX Trust, 2021-VIEW F (1 mo. Term SOFR + 4.044%)	8.003%	6/15/36	900,000	898,323 (a)(d)
CEDR Commercial Mortgage Trust, 2022-SNAI D (1 mo. Term SOFR + 2.376%)	6.334%	2/15/39	800,000	783,344 (a)(d)
GS Mortgage Securities Trust, 2014-GC24 B	4.540%	9/10/47	970,000	936,354 (d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.529%)	8.488%	11/15/38	884,787	889,495 (a)(d)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	310,000	314,309 (a)(d)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	300,000	301,010 (a)(d)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	700,000	700,201 (a)(d)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.309%	1/15/39	950,000	941,562 (a)(d)
Wells Fargo Commercial Mortgage Trust, 2015- C28 D	4.263%	5/15/48	1,072,434	1,022,834 (d)

Total Collateralized Mortgage Obligations (Cost — $7,859,961)				7,861,480
Convertible Bonds & Notes — 0.9%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	96,111	226,973 (b)
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 0.0%††
Hotels, Restaurants & Leisure — 0.0%††
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	140,000	$136,430

Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	657,690

Industrials — 0.2%
Aerospace & Defense — 0.2%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	344,000	403,435
BWX Technologies Inc., Senior Notes	0.000%	11/1/30	50,000	48,334 (a)

Total Industrials				451,769
Information Technology — 0.3%
Software — 0.1%
Terawulf Inc., Senior Notes	0.000%	5/1/32	280,000	285,134 (a)
Technology Hardware, Storage & Peripherals — 0.2%
Super Micro Computer Inc., Senior Notes	3.500%	3/1/29	350,000	329,052

Total Information Technology				614,186
Total Convertible Bonds & Notes (Cost — $1,998,153)				2,087,048
			Shares/Units
Common Stocks — 0.4%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			23,923	437,386 *(f)

Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			10,516	298,339 *

Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Chord Energy Corp.			1,925	180,680
Permian Production Partners LLC			21,667	0 *(f)(g)(h)

Total Energy				180,680
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			209	65 *(f)(o)
Spirit Aviation Holdings Inc.			35,875	11,121 *

Total Industrials				11,186
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security			Shares/Units	Value

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	$7,787 *(f)(g)

Total Common Stocks (Cost — $1,188,758)				935,378
	Rate	Maturity Date	Face Amount†
Sovereign Bonds — 0.4%
Argentina — 0.4%
Provincia de Buenos Aires, Senior Notes (Cost — $492,054)	6.625%	9/1/37	1,148,130	832,188 (a)
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	1,596	22,223 *(f)
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $310,299)		3/12/30	25,490	7,902 *(a)(f)(o)
Total Investments before Short-Term Investments (Cost — $227,303,169)				229,625,716
	Rate		Shares
Short-Term Investments — 1.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,589,110)	3.957%		2,589,110	2,589,110 (p)(q)
Total Investments — 99.0% (Cost — $229,892,279)				232,214,826
Other Assets in Excess of Liabilities — 1.0%				2,257,657
Total Net Assets — 100.0%				$234,472,483

See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of November 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)
All or a portion of this loan is unfunded as of November 30, 2025. The interest rate for fully unfunded term loans is to be determined. At November 30, 2025, the total principal amount and market value of unfunded commitments totaled $96,691 and $96,812, respectively.

(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Restricted security (Note 9).
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated
Companies was $2,589,110 and the cost was $2,589,110 (Note 8).

See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At November 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	3/26	$8,311,639	$8,342,188	$30,549
At November 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,895,292	USD	3,893,939	BNP Paribas SA	1/16/26	$(61,461)
EUR	2,642,000	USD	3,071,808	Citibank N.A.	1/16/26	2,035
Net unrealized depreciation on open forward foreign currency contracts						$(59,426)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

 Western Asset High Yield Fund
At November 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
American Airlines Group Inc., 6.500%, due 7/1/25	$572,000	12/20/29	4.276%	5.000% quarterly	$14,297	$(30,203)	$44,500
Nabors Industries Inc., 9.125%, due 1/31/30	182,000	6/20/29	3.568%	1.000% quarterly	(14,877)	(23,573)	8,696
Total	$754,000				$(580)	$(53,776)	$53,196

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Transocean Inc., 8.000%, due 2/1/27	$182,000	6/20/29	2.899%	1.000% quarterly	$11,122	$16,518	$(5,396)

See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $227,303,169)	$229,625,716
Investments in affiliated securities, at value (Cost — $2,589,110)	2,589,110
Foreign currency, at value (Cost — $213,359)	173,720
Cash	1,001,687
Interest receivable	3,855,853
Receivable from brokers — net variation margin on centrally cleared swap contracts	541,028
Deposits with brokers for open futures contracts	134,193
Receivable for Fund shares sold	6,626
Dividends receivable from affiliated investments	5,001
Unrealized appreciation on forward foreign currency contracts	2,035
Prepaid expenses	45,014
Total Assets	237,979,983
Liabilities:
Payable for securities purchased	2,621,017
Payable for Fund shares repurchased	520,499
Investment management fee payable	99,264
Unrealized depreciation on forward foreign currency contracts	61,461
Service and/or distribution fees payable	42,201
Distributions payable	18,543
Payable to brokers — net variation margin on open futures contracts	8,906
Directors’ fees payable	64
Accrued expenses	135,545
Total Liabilities	3,507,500
Total Net Assets	$234,472,483
Net Assets:
Par value (Note 7)	$33,279
Paid-in capital in excess of par value	391,294,786
Total distributable earnings (loss)	(156,855,582)
Total Net Assets	$234,472,483
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
November 30, 2025
Net Assets:
Class A	$200,510,115
Class C	$1,566,341
Class R	$154,951
Class I	$25,609,361
Class IS	$6,631,715
Shares Outstanding:
Class A	28,439,609
Class C	224,230
Class R	22,135
Class I	3,659,094
Class IS	933,447
Net Asset Value:
Class A (and redemption price)	$7.05
Class C*	$6.99
Class R (and redemption price)	$7.00
Class I (and redemption price)	$7.00
Class IS (and redemption price)	$7.10
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$7.32

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended November 30, 2025

Investment Income:
Interest	$9,020,763
Dividends from unaffiliated investments	30,961
Dividends from affiliated investments	27,571
Less: Foreign taxes withheld	(6,881)
Total Investment Income	9,072,414
Expenses:
Investment management fee (Note 2)	627,635
Service and/or distribution fees (Notes 2 and 5)	251,453
Transfer agent fees (Notes 2 and 5)	76,742
Registration fees	45,737
Fund accounting fees	36,388
Audit and tax fees	32,512
Shareholder reports	7,947
Legal fees	7,664
Directors’ fees	4,368
Commitment fees (Note 10)	943
Insurance	706
Custody fees	635
Miscellaneous expenses	6,522
Total Expenses	1,099,252
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(34,747)
Net Expenses	1,064,505
Net Investment Income	8,007,909
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(3,049,551)
Futures contracts	98,817
Swap contracts	221,514
Forward foreign currency contracts	289,310
Foreign currency transactions	2,720
Net Realized Loss	(2,437,190)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	7,323,612
Futures contracts	2,549
Swap contracts	8,342
Forward foreign currency contracts	(346,925)
Foreign currencies	(3,187)
Change in Net Unrealized Appreciation (Depreciation)	6,984,391
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	4,547,201
Increase in Net Assets From Operations	$12,555,110
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2025 (unaudited) and the Year Ended May 31, 2025	November 30	May 31
Operations:
Net investment income	$8,007,909	$16,753,747
Net realized gain (loss)	(2,437,190)	1,755,314
Change in net unrealized appreciation (depreciation)	6,984,391	1,659,327
Increase in Net Assets From Operations	12,555,110	20,168,388
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,453,138)	(16,627,451)
Decrease in Net Assets From Distributions to Shareholders	(8,453,138)	(16,627,451)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	21,470,609	40,179,480
Reinvestment of distributions	8,347,616	16,084,484
Cost of shares repurchased	(21,407,172)	(63,186,094)
Increase (Decrease) in Net Assets From Fund Share Transactions	8,411,053	(6,922,130)
Increase (Decrease) in Net Assets	12,513,025	(3,381,193)
Net Assets:
Beginning of period	221,959,458	225,340,651
End of period	$234,472,483	$221,959,458
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.92	$6.81	$6.62	$7.29	$8.21	$7.40
Income (loss) from operations:
Net investment income	0.25	0.52	0.50	0.48	0.39	0.38
Net realized and unrealized gain (loss)	0.12	0.10	0.19	(0.67)	(0.92)	0.81
Total income (loss) from operations	0.37	0.62	0.69	(0.19)	(0.53)	1.19
Less distributions from:
Net investment income	(0.24)	(0.51)	(0.50)	(0.46)	(0.39)	(0.38)
Return of capital	—	—	—	(0.02)	—	(0.00)[3]
Total distributions	(0.24)	(0.51)	(0.50)	(0.48)	(0.39)	(0.38)
Net asset value, end of period	$7.05	$6.92	$6.81	$6.62	$7.29	$8.21
Total return[4]	5.72%	9.23%	10.97%	(2.52)%	(6.77)%	16.41%
Net assets, end of period (000s)	$200,510	$189,255	$179,880	$169,943	$67,464	$3,953
Ratios to average net assets:
Gross expenses	0.99%[5]	0.99%	0.99%	1.02%	0.97%	1.06%
Net expenses[6,7]	0.96 [5]	0.97	0.97	0.97	0.94	1.00
Net investment income	6.99 [5]	7.44	7.46	7.14	4.93	4.80
Portfolio turnover rate	33%	41%	45%	38%	79%	101%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.01%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.86	$6.75	$6.56	$7.23	$8.13	$7.33
Income (loss) from operations:
Net investment income	0.22	0.46	0.45	0.42	0.33	0.32
Net realized and unrealized gain (loss)	0.13	0.11	0.19	(0.67)	(0.91)	0.80
Total income (loss) from operations	0.35	0.57	0.64	(0.25)	(0.58)	1.12
Less distributions from:
Net investment income	(0.22)	(0.46)	(0.45)	(0.41)	(0.32)	(0.32)
Return of capital	—	—	—	(0.01)	—	(0.00)[3]
Total distributions	(0.22)	(0.46)	(0.45)	(0.42)	(0.32)	(0.32)
Net asset value, end of period	$6.99	$6.86	$6.75	$6.56	$7.23	$8.13
Total return[4]	5.34%	8.58%	10.02%	(3.40)%	(7.35)%	15.66%
Net assets, end of period (000s)	$1,566	$1,365	$1,742	$1,221	$1,430	$1,960
Ratios to average net assets:
Gross expenses	1.74%[5]	1.75%	1.73%	1.85%	1.76%	1.82%
Net expenses[6,7]	1.71 [5]	1.72	1.71	1.80	1.73	1.76
Net investment income	6.25 [5]	6.68	6.73	6.20	4.09	4.08
Portfolio turnover rate	33%	41%	45%	38%	79%	101%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.87	$6.77	$6.57	$7.24	$8.15	$7.35
Income (loss) from operations:
Net investment income	0.23	0.49	0.48	0.45	0.36	0.36
Net realized and unrealized gain (loss)	0.13	0.10	0.20	(0.67)	(0.91)	0.80
Total income (loss) from operations	0.36	0.59	0.68	(0.22)	(0.55)	1.16
Less distributions from:
Net investment income	(0.23)	(0.49)	(0.48)	(0.44)	(0.36)	(0.36)
Return of capital	—	—	—	(0.01)	—	(0.00)[3]
Total distributions	(0.23)	(0.49)	(0.48)	(0.45)	(0.36)	(0.36)
Net asset value, end of period	$7.00	$6.87	$6.77	$6.57	$7.24	$8.15
Total return[4]	5.55%	8.87%	10.63%	(2.92)%	(7.05)%	16.16%
Net assets, end of period (000s)	$155	$135	$107	$118	$176	$129
Ratios to average net assets:
Gross expenses	1.58%[5]	1.51%	1.37%	1.55%	1.58%	1.64%
Net expenses[6,7]	1.30 [5]	1.30	1.30	1.30	1.30	1.30
Net investment income	6.64 [5]	7.11	7.12	6.67	4.51	4.53
Portfolio turnover rate	33%	41%	45%	38%	79%	101%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.87	$6.76	$6.57	$7.24	$8.14	$7.34
Income (loss) from operations:
Net investment income	0.25	0.53	0.52	0.49	0.40	0.40
Net realized and unrealized gain (loss)	0.13	0.10	0.19	(0.67)	(0.90)	0.80
Total income (loss) from operations	0.38	0.63	0.71	(0.18)	(0.50)	1.20
Less distributions from:
Net investment income	(0.25)	(0.52)	(0.52)	(0.47)	(0.40)	(0.40)
Return of capital	—	—	—	(0.02)	—	(0.00)[3]
Total distributions	(0.25)	(0.52)	(0.52)	(0.49)	(0.40)	(0.40)
Net asset value, end of period	$7.00	$6.87	$6.76	$6.57	$7.24	$8.14
Total return[4]	5.84%	9.47%	11.24%	(2.41)%	(6.47)%	16.65%
Net assets, end of period (000s)	$25,609	$25,049	$30,498	$35,063	$23,201	$97,099
Ratios to average net assets:
Gross expenses	0.79%[5]	0.80%	0.77%	0.83%	0.81%	0.81%
Net expenses[6,7]	0.75 [5]	0.75	0.75	0.77	0.77	0.75
Net investment income	7.20 [5]	7.64	7.67	7.29	4.89	5.06
Portfolio turnover rate	33%	41%	45%	38%	79%	101%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective November 21, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the
Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset High Yield Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.97	$6.87	$6.67	$7.35	$8.27	$7.45
Income (loss) from operations:
Net investment income	0.26	0.54	0.53	0.50	0.42	0.42
Net realized and unrealized gain (loss)	0.13	0.10	0.20	(0.68)	(0.92)	0.81
Total income (loss) from operations	0.39	0.64	0.73	(0.18)	(0.50)	1.23
Less distributions from:
Net investment income	(0.26)	(0.54)	(0.53)	(0.48)	(0.42)	(0.41)
Return of capital	—	—	—	(0.02)	—	(0.00)[3]
Total distributions	(0.26)	(0.54)	(0.53)	(0.50)	(0.42)	(0.41)
Net asset value, end of period	$7.10	$6.97	$6.87	$6.67	$7.35	$8.27
Total return[4]	5.86%	9.71%	11.29%	(2.29)%	(6.40)%	16.88%
Net assets, end of period (000s)	$6,632	$6,156	$13,113	$32,498	$99,232	$58,186
Ratios to average net assets:
Gross expenses	0.76%[5]	0.73%	0.68%	0.73%	0.68%	0.71%
Net expenses[6,7]	0.65 [5]	0.65	0.65	0.65	0.65	0.65
Net investment income	7.30 [5]	7.75	7.73	7.20	5.22	5.20
Portfolio turnover rate	33%	41%	45%	38%	79%	101%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).

Western Asset High Yield Fund 2025 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$24,467,973	$2,613,319	$27,081,292
Financials	—	23,065,350	0 *	23,065,350
Health Care	—	17,168,754	0 *	17,168,754
Other Corporate Bonds & Notes	—	118,148,046	—	118,148,046
Asset-Backed Securities	—	17,120,378	—	17,120,378
Senior Loans:
Consumer Discretionary	—	3,316,951	780,332	4,097,283
Industrials	—	2,569,015	383,066	2,952,081
Materials	—	—	547,124	547,124
Other Senior Loans	—	7,699,189	—	7,699,189
Collateralized Mortgage Obligations	—	7,861,480	—	7,861,480
Convertible Bonds & Notes	—	2,087,048	—	2,087,048
Common Stocks:
Communication Services	—	437,386	—	437,386
Consumer Discretionary	$298,339	—	—	298,339
Energy	180,680	—	0 *	180,680
Industrials	11,121	65	—	11,186
Materials	—	—	7,787	7,787
Sovereign Bonds	—	832,188	—	832,188
Rights	—	22,223	—	22,223

Western Asset High Yield Fund 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	$7,902	—	$7,902
Total Long-Term Investments	$490,140	224,803,948	$4,331,628	229,625,716
Short-Term Investments†	2,589,110	—	—	2,589,110
Total Investments	$3,079,250	$224,803,948	$4,331,628	$232,214,826
Other Financial Instruments:
Futures Contracts††	$30,549	—	—	$30,549
Forward Foreign Currency Contracts††	—	$2,035	—	2,035
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	53,196	—	53,196
Total Other Financial Instruments	$30,549	$55,231	—	$85,780
Total	$3,109,799	$224,859,179	$4,331,628	$232,300,606
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$61,461	—	$61,461
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	5,396	—	5,396
Total	—	$66,857	—	$66,857

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$1,107,459	$2,409	—	$65,226	$1,438,225
Financials	0 *	—	—	—	—
Health Care	0 *	—	—	—	—
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Investments in Securities	Balance as of May 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Consumer Discretionary	—	$711	—	$28,164	$751,457
Industrials	—	21,486	—	(21,486)	383,066
Materials	$534,536	—	—	(1,091)	13,679
Common Stocks:
Energy	0 *	—	—	—	—
Materials	11,289	—	—	(3,502)	—
Total	$1,653,284	$24,606	—	$67,311	$2,586,427

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$2,613,319	$65,226
Financials	—	—	—	0 *	—
Health Care	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	—	—	—	780,332	28,164
Industrials	—	—	—	383,066	(21,486)
Materials	—	—	—	547,124	(1,091)
Common Stocks:
Energy	—	—	—	0 *	—
Materials	—	—	—	7,787	(3,502)
Total	—	—	—	$4,331,628	$67,311

*	Amount represents less than $1.
[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

Western Asset High Yield Fund 2025 Semi-Annual Report

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2025, the total notional value of all credit default swaps to sell protection was $754,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended November 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally

Western Asset High Yield Fund 2025 Semi-Annual Report

receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the  Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset High Yield Fund 2025 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2025, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $61,461. If a contingent feature

Western Asset High Yield Fund 2025 Semi-Annual Report

in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax is
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.01%, 1.80%, 1.30%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $34,747, which included an affiliated money market fund waiver of $737.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no

Western Asset High Yield Fund 2025 Semi-Annual Report

case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at November 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2026	$29,443	$235	$62	$7,641	$9,494
Expires May 31, 2027	44,511	394	249	14,225	6,932
Expires May 31, 2028	25,162	183	192	4,823	3,650
Total fee waivers/expense reimbursements subject to recapture	$99,116	$812	$503	$26,689	$20,076
For the six months ended November 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,763 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended November 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$4,354
CDSCs	363
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$78,892,909
Sales	73,826,736
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$230,363,513	$8,916,812	$(7,065,499)	$1,851,313
Futures contracts	—	30,549	—	30,549
Forward foreign currency contracts	—	2,035	(61,461)	(59,426)
Swap contracts	(37,258)	53,196	(5,396)	47,800
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$30,549	—	—	$30,549
Forward foreign currency contracts	—	$2,035	—	2,035
Centrally cleared swap contracts[3]	—	—	$53,196	53,196
Total	$30,549	$2,035	$53,196	$85,780

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$61,461	—	$61,461
Centrally cleared swap contracts[3]	—	$5,396	5,396
Total	$61,461	$5,396	$66,857

Western Asset High Yield Fund 2025 Semi-Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$98,817	—	—	$98,817
Swap contracts	—	—	$221,514	221,514
Forward foreign currency contracts	—	$289,310	—	289,310
Total	$98,817	$289,310	$221,514	$609,641

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$2,549	—	—	$2,549
Swap contracts	—	—	$8,342	8,342
Forward foreign currency contracts	—	$(346,925)	—	(346,925)
Total	$2,549	$(346,925)	$8,342	$(336,034)
During the six months ended November 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$8,284,000
Forward foreign currency contracts (to buy)	6,780,593
Average Notional Balance**
Credit default swap contracts (buy protection)	$482,286
Credit default swap contracts (sell protection)	2,928,571

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
BNP Paribas SA	—	$(61,461)	$(61,461)	—	$(61,461)
Citibank N.A.	$2,035	—	2,035	—	2,035
Total	$2,035	$(61,461)	$(59,426)	—	$(59,426)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended November 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$244,000	$59,142
Class C	7,107	431
Class R	346	277
Class I	—	14,069
Class IS	—	2,823
Total	$251,453	$76,742

Western Asset High Yield Fund 2025 Semi-Annual Report

For the six months ended November 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$25,793
Class C	188
Class R	192
Class I	4,903
Class IS	3,671
Total	$34,747
6. Distributions to shareholders by class

	Six Months Ended November 30, 2025	Year Ended May 31, 2025
Net Investment Income:
Class A	$7,205,168	$13,748,562
Class C	47,486	108,902
Class R	4,898	8,432
Class I	948,659	2,098,790
Class IS	246,927	662,765
Total	$8,453,138	$16,627,451
7. Capital shares
At November 30, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,887,577	$13,313,045	3,166,563	$22,019,507
Shares issued on reinvestment	1,009,679	7,123,131	1,952,782	13,575,931
Shares repurchased	(1,802,696)	(12,683,371)	(4,171,669)	(28,944,168)
Net increase	1,094,560	$7,752,805	947,676	$6,651,270
Class C
Shares sold	33,673	$236,412	18,836	$128,628
Shares issued on reinvestment	6,427	44,929	14,875	102,493
Shares repurchased	(14,869)	(103,725)	(92,653)	(637,270)
Net increase (decrease)	25,231	$177,616	(58,942)	$(406,149)
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class R
Shares sold	4,352	$30,513	3,045	$21,012
Shares issued on reinvestment	699	4,898	1,222	8,432
Shares repurchased	(2,542)	(17,809)	(431)	(2,988)
Net increase	2,509	$17,602	3,836	$26,456
Class I
Shares sold	1,051,854	$7,370,799	1,740,728	$11,996,902
Shares issued on reinvestment	132,457	927,782	251,477	1,735,069
Shares repurchased	(1,171,064)	(8,197,266)	(2,855,693)	(19,713,507)
Net increase (decrease)	13,247	$101,315	(863,488)	$(5,981,536)
Class IS
Shares sold	73,240	$519,840	866,352	$6,013,431
Shares issued on reinvestment	34,724	246,876	94,667	662,559
Shares repurchased	(57,180)	(405,001)	(1,987,447)	(13,888,161)
Net increase (decrease)	50,784	$361,715	(1,026,428)	$(7,212,171)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2025. The following transactions were effected in such company for the six months ended November 30, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$28,080,744	28,080,744	$25,491,634	25,491,634

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$27,571	—	$2,589,110

Western Asset High Yield Fund 2025 Semi-Annual Report

9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 11/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	209	3/25	$2,544	$65	$0.31	0.00%(a)
Spirit Airlines LLC, Warrants	25,490	3/25	310,299	7,902 (b)	0.31	0.00 (a)
			$312,843	$7,967		0.00%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2025.
11. Deferred capital losses
As of May 31, 2025, the Fund had deferred capital losses of $156,253,744, which have no expiration date, that will be available to offset future taxable capital gains.
12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while
Western Asset High Yield Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset High Yield Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset High Yield Fund

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Western Asset
High Yield Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset High Yield Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset High Yield Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90221-SFSOI 1/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2026